DERIVATIVE FINANCIAL LIABILITY (Narrative) (Details)				12 Months Ended
	Dec. 11, 2024 Share $ / shares	Dec. 03, 2024 Share $ / shares	Nov. 08, 2024 Share $ / shares	May 31, 2025 CAD ($) Share shares	May 31, 2025 CAD ($) $ / shares	May 31, 2024 CAD ($)
Disclosure of detailed information about hedges [line items]
Derivative financial liability				$ 182,137	$ 182,137
Fair value changes of the derivative financial liability				$ 220,916		$ 0
Warrants [Member]
Disclosure of detailed information about hedges [line items]
Number of warrants issued | shares				493,076
Public Offering [Member] | Warrants [Member]
Disclosure of detailed information about hedges [line items]
Number of warrants issued | Share	1,123	5,000	47,058	53,181
Exercise price of warrants issued | $ / shares	$ 4.675	$ 4.675	$ 4.675		$ 4.675